Related Party Transactions (Details)	3 Months Ended	12 Months Ended											12 Months Ended						12 Months Ended										12 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended									12 Months Ended
	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($) D	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Accounts, notes, and interest receivable, net [Member] USD ($)	Dec. 31, 2010 Accounts, notes, and interest receivable, net [Member] USD ($)	Dec. 31, 2011 Other current assets [Member] USD ($)	Dec. 31, 2010 Other current assets [Member] USD ($)	Dec. 31, 2011 Accounts payable [Member] USD ($)	Dec. 31, 2010 Accounts payable [Member] USD ($)	Dec. 31, 2011 Related party receivables [Member] USD ($)	Dec. 31, 2010 Related party receivables [Member] USD ($)	Dec. 31, 2010 Kinder Morgan Power Company [Member] USD ($)	Dec. 31, 2009 Kinder Morgan Power Company [Member] USD ($)	Dec. 31, 2011 Kinder Morgan, Inc. [Member] USD ($) Y	Dec. 31, 2010 Kinder Morgan, Inc. [Member] USD ($)	Dec. 31, 2009 Kinder Morgan, Inc. [Member] USD ($)	Dec. 31, 2010 Kinder Morgan, Inc. [Member] Accounts payable [Member] USD ($)	Dec. 31, 2011 KM Insurance, Ltd. [Member] USD ($)	Dec. 31, 2010 KM Insurance, Ltd. [Member] USD ($)	Dec. 31, 2009 KM Insurance, Ltd. [Member] USD ($)	Dec. 31, 2011 NGPL PipeCo LLC [Member] USD ($)	Dec. 31, 2010 NGPL PipeCo LLC [Member] USD ($)	Dec. 31, 2009 NGPL PipeCo LLC [Member] USD ($)	Dec. 31, 2011 Rockies Express Pipeline LLC [Member] USD ($)	Dec. 31, 2010 Rockies Express Pipeline LLC [Member] USD ($)	Dec. 31, 2009 Rockies Express Pipeline LLC [Member] USD ($)	Dec. 31, 2010 Rockies Express Pipeline LLC [Member] Accrued other current liabilities [Member] USD ($)	Dec. 31, 2010 Cypress Pipeline [Member]	Dec. 31, 2011 Cypress Pipeline [Member]	Dec. 31, 2011 Kirby Corporation [Member] USD ($)	Dec. 31, 2010 Kirby Corporation [Member] USD ($)	Dec. 31, 2009 Kirby Corporation [Member] USD ($)	Dec. 31, 2011 Plantation Pipe Line Company [Member] Accounts, notes, and interest receivable, net [Member] USD ($)	Dec. 31, 2010 Plantation Pipe Line Company [Member] Accounts, notes, and interest receivable, net [Member] USD ($)	Dec. 31, 2011 Plantation Pipe Line Company [Member] Notes receivable [Member] USD ($)	Dec. 31, 2010 Plantation Pipe Line Company [Member] Notes receivable [Member] USD ($)	Dec. 31, 2011 Express pipeline system [Member] Notes receivable [Member] USD ($)	Dec. 31, 2011 Express pipeline system [Member] Notes receivable [Member] CAD	Dec. 31, 2010 Express pipeline system [Member] Notes receivable [Member] USD ($)	Dec. 31, 2011 River Consulting and Devco [Member] USD ($)	Dec. 31, 2011 Globalplex [Member] Accounts payable [Member] USD ($)	Dec. 31, 2011 Kinder Morgan, G.P., Inc. [Member] Common units [Member] Direct [Member]	Dec. 31, 2011 Kinder Morgan, Inc. [Member]	Dec. 31, 2011 Kinder Morgan, Inc. [Member] Common units [Member] Direct [Member]	Dec. 31, 2011 Kinder Morgan, Inc. [Member] Common units [Member] Indirect [Member]	Dec. 31, 2011 Kinder Morgan, Inc. [Member] Class B units [Member] Indirect [Member]	Dec. 31, 2011 Kinder Morgan, Inc. [Member] i-units [Member] Direct [Member]	Dec. 31, 2011 Kinder Morgan Management, LLC [Member] i-units [Member]	Dec. 31, 2011 Owners of all classes of units [Member]	Dec. 31, 2011 Owners of all classes of units [Member] First distribution target level [Member]	Dec. 31, 2011 Owners of all classes of units [Member] Second distribution target level [Member]	Dec. 31, 2011 Owners of all classes of units [Member] Third distribution target level [Member]	Dec. 31, 2011 Owners of all classes of units [Member] Fourth distribution target level [Member]	Dec. 31, 2011 General Partner [Member] USD ($)	Dec. 31, 2011 General Partner [Member] First distribution target level [Member]	Dec. 31, 2011 General Partner [Member] Second distribution target level [Member]	Dec. 31, 2011 General Partner [Member] Third distribution target level [Member]	Dec. 31, 2011 General Partner [Member] Fourth distribution target level [Member]
Related Party Transactions [Abstract]
Amounts paid to related party for expenses for costs incurred															$ 70,600,000	$ 55,600,000	$ 46,500,000		$ 8,800,000	$ 8,600,000	$ 8,400,000	$ 8,200,000	$ 7,800,000	$ 8,800,000
Non-cash compensation expense allocated from KMI		2,800,000	4,600,000	5,700,000
KMI special bonus expense to non-senior management employees	87,100,000
Partnership interests and distributions [Abstract]
Percentage of Available Cash to be distributed per partnership agreement (in hundredths)		100.00%
Number of days following end of quarter by which cash distributions must be made		45
SFPP's former general partner 's remaining ownership interest in SFPP (in hundredths)		0.50%
Distribution of cash from interim capital transactions			177,100,000
Distribution Allocation [Line Items]
Distribution allocation percentage (in hundredths)																																																			0.98	0.85	0.75	0.50		0.02	0.15	0.25	0.50
Maximum distribution amount per unit																																																			0.15125	0.17875	0.23375
Distribution target levels of cash from operations that would be adjusted downward proportionately if cash from interim capital transactions is distributed		3
Amount to which the distribution target levels will be reduced when the initial common unit price is fully recovered																																																							5.75
Distribution allocation percentage after the initial common unit price is fully recovered (in hundredths)																																																		50.00%					50.00%
General partner's direct ownership interest in each of our operating partnerships (in hundredths)		1.0101%
Number of operating partnerships the general partner has a direct ownership interest in		5
General partner's effective ownership interest in our operating partnerships, excluding incentive distribution rights (in hundredths)		0.02
General partner's ownership interest in our operating partnerships indirectly owned via its 1% ownership interest (in hundredths)		0.9899%
Limited Partners' Capital Account [Line Items]
Limited partner units held (in shares)				296,872,489																																							1,724,000		10,852,788	5,517,640	5,313,400	14,055,426	98,509,389
Percentage of total outstanding limited partner units held (in hundredths)																																											0.51%	10.60%
Percentage of the total quarterly distributions received by KMI (in hundredths)		50.00%
Percentage of quarterly distributions to KMI attributable to its general partner interest (in hundredths)		44.00%
Percentage of quarterly distributions to KMI attributable to its limited partner interest (in hundredths)		6.00%
Related Party Transaction [Line Items]
Ownership interest (in hundredths)																														50.00%						51.17%		33.33%	33.33%		51.00%	50.00%
Amount of debt for which KMI agreed to indemnify us and our general partner															733,500,000
KMI's remaining investment in NGPL PipeCo LLC (in hundredths)															20.00%
Length of operating agreement between KMI and NGPL PipeCo LLC (in years)															15
Ownership interest sold to a third party during the period (in hundredths)																													50.00%
Amounts paid to related party for expenses for costs incurred															70,600,000	55,600,000	46,500,000		8,800,000	8,600,000	8,400,000	8,200,000	7,800,000	8,800,000
Payments to a related party for services in the ordinary course of business (in whole dollars)													7,600,000	5,400,000																	38,729	39,828	18,878
Payments received from a related party for services in the ordinary course of business (in whole dollars)																															44,615
Maturity Date																																				Jul. 20, 2011		Jan. 09, 2013	Jan. 09, 2013		Dec. 31, 2012
Amount of principal repayments on notes receivable																																				31,400,000	2,700,000
Total amount of initial investment in long-term debt security, in Canadian dollars																																							113,600,000
Due from related parties, total																																		50,700,000	82,100,000
Due from related parties, current					14,600,000	8,200,000	10,900,000	7,200,000																										1,200,000
Due from related parties, noncurrent											25,500,000	15,400,000																										111,700,000		114,200,000
Due to related parties, current									1,100,000	8,800,000								5,100,000										3,700,000														900,000
Percent of earnings charged to related party for management fee																									1.00%
Payment for management fees received from related party																									5,600,000	5,400,000	4,000,000
Percent of related party owned by ExxonMobil																																				48.83%
Repayment on previous note																																				10,000,000
Related party's previous commercial paper outstanding																																				175,000,000
Total amount borrowed from owners to pay off note and commercial paper																																				190,000,000
Original principal amount of our portion of note receivable from related party																																				97,200,000
Annual interest rate on related party note receivable																																				4.72%		12.00%	12.00%		9.50%
Total amended loan payable to owners																																				100,000,000
Maturity date of amended note																																				Jul. 20, 2016
Interest rate on amended note																																				4.25%
Amount of line of credit extended for working capital needs																																									3,000,000
Portion of line of credit that was extended to RCI																																									2,700,000
Portion of line of credit that was extended to Devco																																									300,000
Amount borrowed under line of credit by RCI																																									100,000
Schedule of Equity Method Investments [Line Items]
Ownership interest (in hundredths)																														50.00%						51.17%		33.33%	33.33%		51.00%	50.00%
Number of executive-level employees of KMI or KMGP Services Company, Inc. on our risk management committee		18
Number of responsibilities with which the risk management committee is charged		3
Derivative counterparties [Abstract]
Percentage of ownership Goldman Sachs has in our train terminal assets which were acquired from US Development Group LLC (in hundredths)		0.49
Fair value of energy commodity derivative contracts associated with related party included in: [Abstract]
Current assets		8,600,000	0
Noncurrent assets		18,200,000	12,700,000
Current liabilities		(64,300,000)	(221,400,000)
Noncurrent liabilities		$ (9,600,000)	$ (57,500,000)